Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 45,605	$ 76,472
Cash and cash equivalents - Fair Value	45,605	76,472
Note receivable, including current portion - Book Value	471	602
Note receivable, including current portion - Fair Value	471	602
Senior notes - Book Value	(371,677)	(370,424)
Senior notes - Fair Value	(368,306)	(343,373)
Term Loan B Facility - Book Value	(95,944)	(95,812)
Term Loan B Facility - Fair Value	(97,510)	(98,505)
Notes payable, including current portion - Book Value	(22,469)	(26,875)
Notes payable, including current portion - Fair Value	(22,469)	(26,875)
Long-term debt, including current portion - Book Value	(24,839)	(37,075)
Long-term debt, including current portion - Fair Value	$ (24,839)	$ (37,075)